Long-Term Equity Investments - Summary of Warrants Held (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long Term Investments - warrants held [line items]
Fair Value Adjustment Gains (Losses)	$ (338)	$ 16
Fair Value at Dec 31, 2020	3,637
Other Long Term Warrants Held Member [Member]
Long Term Investments - warrants held [line items]
Cost of Addition	3,299	16
Fair Value Adjustment Gains (Losses)	338	$ (16)
Fair Value at Dec 31, 2020	$ 3,637